Non-controlling interests (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling Interests
Financial Position of non-controlling interest	R$ 403,350	R$ 497,342	R$ 334,349
Banco PSA Finance Brasil S.A.		130,404	129,289
Rojo Entretenimento S.A.	8,165	7,692	6,939
Banco Hyundai Capital	268,859	218,808	183,538
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	(9,379)	(72)	3,109
Toro Corretora de Títulos e valores Mobiliários Ltda.	112,023	115,671	11,474
Toro Investimentos S.A.	21,640	19,899
Solution 4fleet Consultoria Empresarial S.A.	25	1,648
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	R$ 2,017	R$ 3,292